Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 13, 2019, the date the consolidated financial statements were available to be issued noting no transactions that would impact the accounting for events or transactions in the current period or require additional disclosures.